Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Summary of property and equipment
(1)	Property and equipment as of December 31, 2025 and 2024 are as follows:

(In millions of won)
	December 31, 2025
	Acquisition cost		Accumulated depreciation	Accumulated impairment loss	Carrying amount
Land	₩	1,319,260	—	—	1,319,260
Buildings		2,041,946	(1,148,764)	(450)	892,732
Structures		965,034	(777,607)	(1,601)	185,826
Machinery		38,731,865	(31,385,515)	(11,807)	7,334,543
Other		1,466,321	(1,181,476)	(561)	284,284
Right-of-use assets		2,559,944	(1,187,419)	—	1,372,525
Construction in progress		513,267	—	(264)	513,003

	₩	47,597,637	(35,680,781)	(14,683)	11,902,173

(In millions of won)
	December 31, 2024
	Acquisition cost		Accumulated depreciation	Accumulated impairment loss	Carrying amount
Land	₩	1,260,712	—	—	1,260,712
Buildings		1,822,695	(1,056,427)	(450)	765,818
Structures		955,360	(742,772)	(1,601)	210,987
Machinery		38,191,687	(30,457,696)	(11,425)	7,722,566
Other		1,631,503	(1,262,496)	—	369,007
Right-of-use assets		2,645,207	(1,036,988)	—	1,608,219
Construction in progress		681,010	—	(925)	680,085

	₩	47,188,174	(34,556,379)	(14,401)	12,617,394

Changes in property and equipment
(2)	Changes in property and equipment for the years ended December 31, 2025 and 2024 are as follows:

(In millions of won)
	2025
	Beginning balance		Acquisition	Disposal	Transfer(*1)	Depreciation	Impairment	Other Changes(*2)	Ending balance
Land	₩	1,260,712	149	(32,812)	49,637	—	—	41,574	1,319,260
Buildings		765,818	1,953	(45,157)	79,349	(59,453)	—	150,222	892,732
Structures		210,987	1,350	(5)	8,387	(34,893)	—	—	185,826
Machinery		7,722,566	530,431	(9,753)	1,241,385	(2,198,208)	(381)	48,503	7,334,543
Other		369,007	180,380	(5,379)	(189,482)	(69,685)	(561)	4	284,284
Right-of-use assets		1,608,219	278,554	(90,198)	(3,000)	(421,050)	—	—	1,372,525
Construction in progress		680,085	1,298,248	(4,308)	(1,460,758)	—	(264)	—	513,003

	₩	12,617,394	2,291,065	(187,612)	(274,482)	(2,783,289)	(1,206)	240,303	11,902,173

(*1)
The Group decided to dispose of its shareholdings in SK stoa Co., Ltd. and Media S Co., Ltd., both consolidated subsidiaries. Accordingly, property and equipment of these entities amounting to ₩13,512 million were reclassified as assets held for sale. (See note 39)

(*2)	Other changes consist of increases in assets arising from business combinations under common control. (See note 40)

(In millions of won)
	2024
	Beginning balance		Acquisition	Disposal	Transfer(*)	Depreciation	Impairment	Changes in consolidation scope	Ending balance
Land	₩	1,248,200	101	(2,213)	14,624	—	—	—	1,260,712
Buildings		773,392	3,785	(1,279)	46,479	(56,559)	—	—	765,818
Structures		234,879	1,574	(78)	13,408	(37,997)	—	(799)	210,987
Machinery		7,890,654	517,884	(23,253)	1,616,265	(2,267,720)	(11,025)	(239)	7,722,566
Other		485,157	390,130	(12,131)	(408,675)	(84,179)	(10)	(1,285)	369,007
Right-of-use assets		1,611,951	523,494	(90,734)	(26,271)	(407,338)	(33)	(2,850)	1,608,219
Construction in progress		761,963	1,441,907	(5,030)	(1,517,830)	—	(925)	—	680,085

	₩	13,006,196	2,878,875	(134,718)	(262,000)	(2,853,793)	(11,993)	(5,173)	12,617,394

(*)
The Group decided to dispose of the shares of NATE Communications Corporation (formerly, SK Communications Co., Ltd.) and SK m&service Co., Ltd., the consolidated subsidiaries, and reclassified the property and equipment amounting to ₩17,412 million of NATE Communications Corporation (formerly, SK Communications Co., Ltd.) and SK m&service Co., Ltd. as assets held for sale. (See note 39)